SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of aging of the Group's contractual amounts of the outstanding loans subject to guarantee (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Guarantees [Abstract]
Current contractual amounts of outstanding loans subject to guarantee	¥ 2,776,650	¥ 13,694,236
Contractual amounts of outstanding loans subject to guarantee	¥ 2,776,650	¥ 13,694,236